Heather J. Thenell

Senior Counsel - Insurance Products and Operations Law

General Counsel’s Office

Thrivent Financial for Lutherans

4321 North Ballard Road

Appleton, Wisconsin 54919

March 28, 2008

Rebecca A. Marquigny

Senior Counsel

Office of Insurance Products

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Re:	Pre-Effective Amendment No. 1 to
Thrivent Variable Life Account I
Initial Registration Statement

Originally Filed on Form N-6 (Filing Nos. 333-148578 & 811-08289)

Dear Ms. Marquigny:

Thank you for your comment letter dated March 6, 2008. As requested, we are responding to your comments with both a pre-effective amendment to the registration statement as well as this letter.

1.	COMMENT: General Presentation. In the printed version, large topic headers appear randomly throughout the narrative, often interrupting related paragraphs of text. Please remove the unnecessary headers.

RESPONSE: The large topic headers, which appeared randomly throughout the narrative, were a result of converting the PDF document to a Word document to provide a courtesy copy for your review. The random headers are not an issue in the filed document or the version to be received by the public following the effectiveness of the registration statement.

2.	COMMENT: Definitions. Please move the definition section so that only the cover page and the table of contents precede the risk/benefit summary per the requirements of General Instruction C3(a). The terms “Contract Anniversary” and “Date of Issue” are each defined using the other. Please revise so at least one of the two definitions stands independent of the other.

Finally, under the definition of “Valuation Date,” please delete the word “both.”

RESPONSE: We have moved the Definitions section to the back of the VULII prospectus.

The definition of Date of Issue has been changed to “The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.”

The word “both” has been deleted under the definition of “Valuation Date”.

3.	COMMENT: Risk Benefit Summary: Tax Risks. Please add a sentence at the end of the first paragraph to the effect that death benefit proceeds still may be subject to estate/inheritance taxes. Also, please include similar disclosure in the more comprehensive tax discussion on page 44.

RESPONSE: The following language has been added to the end of the Tax Risks paragraph: “However, Death Proceeds may be subject to state and federal estate and/or inheritance tax.”

Additionally the following paragraph has been added to Federal Tax Matters to end of the section entitled Tax Treatment of Death Benefit Proceeds: “Death Proceeds may be subject to state and federal estate and/or inheritance tax. The entire amount of Death Proceeds will be included in the taxable estate of an Insured if the Insured possesses control (referred to as “incidents of ownership”) over the contract at the time of death or control has not been transferred more than three years prior to death. Many factors determine if an estate is subject to estate and/or inheritance tax such as the size of the taxable estate, timing of death and the applicable state and federal law.”

4.	COMMENT: Fee Tables. Where you show multiple values for a particular fee (e.g., current or minimum and representative charges in addition to maximums), please present and label each separately rather than stating them as a range of charges from A to Z or “not more than Y.” Round dollar values to the nearest cent. Charge variations (like the second Asset Charge listed on page 12) should be in the footnotes rather than the table itself. See Item 3, Instruction 1(f). You need not include a line item for any benefit that does not have a corresponding charge. However, if you are reserving the right to assess a charge in the future (like the illustration fee mentioned on page 63 of your SAI), we require a line item showing the maximum possible fee. For premium taxes only, presenting the current range in the footnotes will suffice. Please trim unnecessary verbiage from the table and related footnotes through cross references to appropriate sections of the prospectus. Currently, the footnote placement obscures the presentation of the required fee table information. Please move all footnotes to the bottom of the relevant page or present them together after the table of underlying fund fees. Finally, in Footnote 5, please fix “$100,00” with a period or an extra zero.

RESPONSE: The fee tables have been revised to present and label each minimum, maximum and representative charge separately, rather than as a range of charges.

Dollar values have been rounded to the nearest cent.

Charge variations, like the second Asset Charge, have been moved to the footnotes.

Line items for benefits without corresponding charges have been removed.

The illustration fee, mentioned in the SAI, has been added as a line item, indicating the possible maximum fee.

Premium taxes are not applicable, currently, to Thrivent Financial for Lutherans products.

Unnecessary language has been trimmed from the table and related footnotes and consolidated, as appropriate.

Footnote and fee table placement is correct in the PDF version and the filed version; the placement was only obscured in the Word version, which is not our actual prospectus. The PDF version also places all footnotes together at the bottom of the applicable table. This again was only an issue with the Word version.

Finally, Footnote 5, (now Footnote 6) of the Periodic Charges table has been corrected (“$100,00” is now “$100,000”).

5.	COMMENT: Maintenance of Solvency. Please clarify the circumstances in which the reserves for a class of Contracts could become impaired and require a contractowner to make an extra payment.

RESPONSE: We have clarified in the prospectus that the Maintenance of Solvency provision applies only to values in the General Account and not to values in the Variable Account. If the reserves of Thrivent Financial for Lutherans for any class of contract, other than those portions of any certificate that provide variable benefits based on the experience of a separate account, become impaired, the board may require that benefit members pay the society an equitable amount to eliminate the deficiency.

6.	COMMENT: Variable Account. You state that the Variable Account assets are not chargeable with liabilities from any other business you conduct, “except to the extent that the assets of the Variable Account exceed the reserves and other contract liabilities of the Variable Account arising under the contracts supported by the Variable Account.” Please explain this statement to the Staff and revise the disclosure to indicate that the Separate Account will be fully funded at all times for the purposes of the Federal securities laws.

RESPONSE: Various asset charges which are collected from contract owners are retained in the Variable Account and they may exceed the reserves and other contract liabilities. Only those excess amounts held in the Variable Account may be chargeable with liabilities. We have clarified in the prospectus that the Variable Account will be fully funded at all times for the purposes of the Federal securities laws.

7.	COMMENT: The Variable Account and the Portfolios. Please indicate how a contractowner can obtain an additional underlying portfolio prospectus. Item 4(d).

RESPONSE: Language has been added to the prospectus indicating that the underlying portfolios prospectus is attached to the back of the VULII prospectus.

8.	COMMENT: The Contract – State Variations. The second and third sentences of this section suggest that a contractowner’s rights may be limited by the language contained in the Policy. Please delete these statements as they may mislead contractowners as to their rights under the securities laws.

RESPONSE: The second and third sentences in this section have been deleted as requested.

9.	COMMENT: Net Premiums & Premium Allocation. Please explain the procedure you use to “adjust … allocation to eliminate fractional percentages.”

RESPONSE: We have clarified in the prospectus that we will treat an allocation request that is not complete, is not in whole percentages or does not total 100% as not in good order. We further clarified that the allocation request will not be processed until it is in good order.

10.	COMMENT: Partial Surrenders – Option 1 Death Benefit. The first paragraph describes two situations in which a Face Amount decrease occurs. It is unclear whether the Decrease Charge mentioned in the last sentence applies only to the second situation or both. Please clarify.

RESPONSE: We have clarified in the prospectus that the Decrease Charge mentioned in the last sentence applies whenever the Face Amount is decreased, and added a reference to the detailed Decrease Charge explanation in the Charges and Deductions section.

11.	COMMENT: Abusive Trading Policies. Per Item 6(f), state whether the restrictive actions taken to stop disruptive trading activity apply uniformly in all cases or whether the restrictions will not be imposed under certain circumstances. Also, indicate that contractowners who do not engage in these practices still may be subject to their harmful effects if Registrant is unable to detect and deter market timing. Finally, please delete the word “cancel” from the last sentence of the fourth paragraph under this heading and, if appropriate, add a statement indicating that Registrant also honors the market timing policies and procedures of the underlying funds.

RESPONSE: We have revised the prospectus to clarify that the restrictive actions taken to stop disruptive trading activity apply uniformly in all cases. Additionally, we have added language indicating that Contract Owners who do not engage in these practices still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter market timing.

We have deleted the word “cancel” from the last sentence of the fourth paragraph under this heading and have added a statement indicating that Thrivent Financial also honors the market timing policies and procedures of the underlying funds.

12.	COMMENT: Monthly Deductions from Accumulated Value – Basic Monthly Charge. Please clarify that the “basic monthly charge” is the same thing as the Administrative Charge.

RESPONSE: The “Administrative Charge” in the fee table is the same as the “Basic Monthly Charge” described in this section. We have changed the name in the fee table to “Basic Monthly Charge” for purposes of consistency.

13.	COMMENT: Hypothetical Illustrations. If at all possible, please present each illustration table on a single page rather than breaking a table across two pages.

RESPONSE: In the filed version and in the version that the Contract Owner receives, each illustration table is presented on a single page; the tables do not break across two pages. Again, this was an issue with Word vs. PDF versions.

14.	COMMENT: Back Cover Page. On the back cover page, the information for contacting the SEC is incorrect. The correct phone number for the Public Reference Room is (202) 551-8090. The full address is U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102. Also, please consider including not only the registration number under the Securities Act of 1940, but the registration number under the Securities Act of 1933 as well.

RESPONSE: The address on the back cover page has been corrected to indicate that the phone number for the Public Reference Room is (202) 551-8090 and the full address is U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102. Please note that the source of the information used in our initial registration statement was the SEC’s Form N-1A.

Additionally, we have now included the registration number under the Securities Act of 1940 as well as the registration number under the Securities Act of 1933 on the back cover page.

15.

COMMENT: Dispute Resolution. We note that the filing includes no information regarding Thrivent’s Member Dispute Resolution Program that was the subject of previous discussions with the Staff. In your response letter, please explain how variable contract owners will be advised that the program is not the sole means of resolving disputes concerning their contracts. Also, please advise whether the Company has considered including prospectus disclosure.

RESPONSE: The MDRP brochure has been revised to read as follows:

If normal complaint handling activities do not resolve the complaint, members are required to seek resolution through the Member Dispute Resolution Program, in lieu of litigation. The program is not mandatory for variable products, but it is available voluntarily upon request.

The Member Dispute Resolution Program applies to all disputes involving any person’s membership in Thrivent Financial for Lutherans, including any and all rights, obligations and benefits resulting from such membership. It also applies to all disputes involving insurance and/or annuity products issued and sold by Thrivent Financial for Lutherans and its predecessors, Aid Association for Lutherans and Lutheran Brotherhood. . . . The member’s participation in the program is optional in connection with variable products sold by Thrivent Investment Management Inc.

Additionally, the standard appeal response letter that is used following appeal reviews includes the following language when the appeal concerns a variable product.

Please be advised that the Member Dispute Resolution Program (MDRP) is not mandatory for your product, but the program is available if you wish to continue using it.

We respectfully submit that the foregoing changes are appropriate and sufficient steps to inform our members of the policy we are voluntarily adopting with respect to the contracts covered by this registration statement. Given the absence of any mandatory dispute resolution regarding such contracts, and the proposed changes described above, we believe no additional prospectus disclosure is necessary.

16.	COMMENT: Powers of Attorney. Please be aware that the current powers of attorney do not meet the requirements of Rule 483(b) of the 1933 Act and will need to be amended and refiled in a pre-effective amendment to this registration statement. Satisfactory powers of attorney must relate specifically to the relevant registration statement; therefore each must either (a) expressly list the ‘33 Act registration number of the initial filing, or (b) directly identify the name of the contract whose prospectus and SAI are being registered.

RESPONSE: Satisfactory powers of attorney relating specifically to the relevant registration statement have been filed as part of Pre-Effective Amendment No. 1, filed herewith. The powers of attorney expressly list the ‘33 Act registration number of the initial filing.

17.	COMMENT: Miscellaneous. Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE: All exhibits, financial statements and any other required disclosure have been filed as part of Pre-Effective Amendment No. 1 to the registration statement, filed herewith.

18.	COMMENT: Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

When you request acceleration of this filing’s effective date, also please file EDGAR correspondence acknowledging that

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Thrivent Financial for Lutherans from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not asset this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RESPONSE: A request to accelerate the effective date of the registration statement to April 30, 2008 has been filed herewith under separate cover. The EDGAR correspondence does acknowledge the representations requested above.

We look forward to continuing our work with you.

Sincerely,

/s/ Heather J. Thenell
Heather J. Thenell

Senior Counsel – Insurance Products and Operations Law

cc: James M. Odland